Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
BlackRock Diversified Equity Fund Institutional Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Equity Fund
Class Name	Institutional Shares
Trading Symbol	BDVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Diversified Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800)

537-4942
.
Additional Information Phone Number	(800) 537-4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 21 (a)	0.39% (a)
(a)	Because the Fund invests all of its assets in the Mast er Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.39%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.58%	25.49%	14.66%	12.35%
Russell 1000 ® Index	14.24	23.88	14.61	12.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 999,081,867
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$999,081,867
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	61%

Updated Prospectus Web Address	blackrock.com
iShares MSCI Total International Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Institutional Shares
Trading Symbol	BDOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 8 (a)	0.15% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.15%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	5.57%	10.85%	5.28%	3.65%
MSCI ACWI ex USA Index	5.69	11.62	5.55	3.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,869,106,670
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,869,106,670
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%

Updated Prospectus Web Address	blackrock.com
iShares MSCI Total International Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Investor A Shares
Trading Symbol	BDOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 21 (a)	0.41% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.41%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	5.43%	10.56%	5.00%	3.38%
MSCI ACWI ex USA Index	5.69	11.62	5.55	3.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,869,106,670
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,869,106,670
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%

Updated Prospectus Web Address	blackrock.com
iShares MSCI Total International Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Class K Shares
Trading Symbol	BDOKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 5 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	5.61%	10.85%	5.32%	3.69%
MSCI ACWI ex USA Index	5.69	11.62	5.55	3.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,869,106,670
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,869,106,670
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%

Updated Prospectus Web Address	blackrock.com
iShares Russell 1000 Large-Cap Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 6 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	14.15%	23.77%	14.49%	12.38%
Russell 1000® Index	14.24	23.88	14.61	12.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,357,859,726
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,357,859,726
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%

Updated Prospectus Web Address	blackrock.com
iShares Russell 1000 Large-Cap Index - Fund Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 19 (a)	0.36% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.36%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	14.02%	23.51%	14.20%	12.10%
Russell 1000® Index	14.24	23.88	14.61	12.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,357,859,726
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,357,859,726
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%

Updated Prospectus Web Address	blackrock.com
iShares Russell 1000 Large-Cap Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 4 (a)	0.07% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.07%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	14.21%	23.87%	14.54%	12.44%
Russell 1000® Index	14.24	23.88	14.61	12.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,357,859,726
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 1,357,859,726
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%

Updated Prospectus Web Address	blackrock.com
iShares U.S. Aggregate Bond Index Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	BMOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.57)%	2.69%	(0.27)%	1.25%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,800,905,926
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,800,905,926
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	54%

Updated Prospectus Web Address	blackrock.com
iShares U.S. Aggregate Bond Index Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor A Shares
Trading Symbol	BMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 17 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.35%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(0.69)%	2.43%	(0.50)%	1.00%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,800,905,926
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,800,905,926
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	54%

Updated Prospectus Web Address	blackrock.com
iShares U.S. Aggregate Bond Index Fund - Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor P Shares
Trading Symbol	BMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 17 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.35%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	(0.69)%	2.32%	(0.53)%	0.98%
Investor P Shares (with sales charge)	(4.67)	(1.77)	(1.34)	0.57
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,800,905,926
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,800,905,926
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	54%

Updated Prospectus Web Address	blackrock.com
iShares U.S. Aggregate Bond Index Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Class K Shares
Trading Symbol	WFBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 2 (a)	0.05% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.05%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.54)%	2.63%	(0.22)%	1.29%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,800,905,926
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 2,800,905,926
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	54%

Updated Prospectus Web Address	blackrock.com

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.